EMPLOYEE AND DIRECTOR INCENTIVE PLANS - RSU Activity (Details) - Restricted Stock Units (RSUs)	6 Months Ended
Jun. 30, 2021 $ / shares shares
Number of Restricted Stock
Beginning balance (in shares) | shares	1,197,000
Granted (in shares) | shares	56,000
Exercised (in shares) | shares	83,000
Forfeited/Canceled (in shares) | shares	(101,000)
Ending balance (in shares) | shares	1,069,000
Weighted-Average Grant Date Fair Value
Beginning balance, Weighted average grant date fair value (usd per share) | $ / shares	$ 7.31
Granted, Weighted average grant date fair value (usd per share) | $ / shares	12.10
Exercised, Weighted average grant date fair value (usd per share) | $ / shares	7.31
Forfeited, Weighted average grant date fair value (usd per share) | $ / shares	11.73
Ending balance, Weighted average grant date fair value (usd per share) | $ / shares	$ 7.14